Annual Total Returns[BarChart] - PIMCO RAE US Small Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.26%)	19.05%	43.75%	4.12%	(6.92%)	27.14%	9.27%	(11.66%)	20.22%	6.88%